Tax Situation (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Income Tax Expense

c)	The income tax expense shown in the consolidated statement of income comprises:

	2018	2019	2020
Current income tax	151,039	114,240	53,134
Deferred income tax (Note 24)	(26,938)	189,131	5,310

	124,101	303,371	58,444
(-) Discontinued Operations	(13,108)	—	—

Income tax expense	110,993	303,371	58,444

Summary of Weighted-Average Income Tax Rate Applicable To Pre-tax Income
d)
The Corporation’s income tax differs from the theoretical amount that would have resulted from applying the weighted-average income tax rate applicable to the profit reported by of the consolidated companies, as follows:

	2018	2019	2020
Profit (loss) before income tax	124,005	(535,271)	(131,900)

Income tax by applying local applicable tax
rates on profit generated in the respective countries	37,823	(157,744)	(39,719)
Tax effect on:
- Reversal of deferred income tax asset	—	174,716	7,950
- Non-recoverable item	—	85,301	19,794
- Non-deductible expenses	70,411	84,620	49,580
- Unrecognized deferred income tax asset	8,592	82,424	24,930
- Change in prior years estimations	3,235	36,529	2,213
- Provision of tax contingencies	—	7,079	(3,421)
- Adjustment for changes in rates of income tax	1,524	622	(240)
- Non-taxable income	(1,691)	(1,195)	(22)
- Equity method (profit) loss	(1,094)	(64)	(227)
- Others	(7,807)	(8,917)	(2,394)

Income tax	110,993	303,371	58,444

Summary of Weighted Average Pre-tax Profit or Loss and Applicable Income Tax Rate

Country	Local Tax Rates	Profit before Income Tax	Income Tax
	(A)	(B)	(A)*(B)
2018
Peru	29.50%	151,627	44,730
Peru - Norvial S.A.	27.00%	21,104	5,698
Peru - Tren Urbano de Lima S.A.	30.00%	125,136	37,541
Peru -Via Expresa Sur S.A.	30.00%	2,951	885
Peru - UNNA ENERGIA S.A.	29.00%	35,421	10,272
Chile	27.00%	(30,710)	(8,292)
Colombia	37.00%	11,851	4,385
Colombia	33.00%	1,984	655
Bolivia	25.00%	(137)	(34)
Unrealized gains		(195,222)	(58,017)

		124,005	37,823

2019
Peru	29.50%	(1,612,192)	(475,597)
Peru - Norvial S.A.	27.00%	24,066	6,498
Peru - Tren Urbano de Lima S.A.	30.00%	121,080	36,324
Peru - Via Expresa Sur S.A.	30.00%	(17,752)	(5,326)
Peru - UNNA ENERGIA S.A.	29.00%	35,421	10,272
Chile	27.00%	(96,360)	(26,017)
Colombia	33.00%	(11,824)	(3,902)
Bolivia	25.00%	681	170
Unrealized gains	0.00%	1,021,609	299,834

		(535,271)	(157,744)

2020
Peru	29.50%	(132,192)	(38,997)
Peru - Norvial S.A.	27.00%	(2,029)	(548)
Peru - Tren Urbano de Lima S.A.	30.00%	87,521	26,256
Peru - Via Expresa Sur S.A.	30.00%	(53,697)	(16,109)
Peru - UNNA ENERGIA S.A.	29.00%	(1,930)	(540)
Chile	27.00%	(15,282)	(4,126)
Colombia	32.00%	(11,178)	(3,577)
Bolivia	25.00%	(13)	(3)
Unrealized gains		(3,100)	(2,075)

		(131,900)	(38,379)